Income and deferred tax - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income and deferred tax
Tax rate	32.28%	32.28%	32.28%
Deferred tax assets recognized for subsidiaries that incurred losses during current or prior financial year	€ 2,949	€ 16,632
Minimum | Domestic
Income and deferred tax
Tax rate	31.00%
Minimum | Foreign
Income and deferred tax
Tax rate	17.00%
Maximum | Domestic
Income and deferred tax
Tax rate	32.00%
Maximum | Foreign
Income and deferred tax
Tax rate	28.00%